Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Investments in associates and joint ventures [Abstract]
Investments in associates and joint ventures

32.   Investments in associates and joint ventures

a)  Breakdown of investments in associates and joint ventures

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	4,679,589	1,011,125	65,967,300	16,595,791	56,802,838	10,890,157	1,883,033	3,341,909
IRB - Brasil Resseguros S.A. (3) (4)	15.23%	15.23%	606,161	174,277	10,265,219	5,417,377	10,845,420	873,938	7,036,160	1,139,542
Fleury S.A. (3) (5)	16.28%	16.28%	699,927	38,805	1,510,304	2,482,580	640,899	1,570,942	2,642,751	238,558
Aquarius Participações S.A. (6)	49.00%	49.00%	43,030	130,769	19,096	86,626	17,907	-	-	266,876
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	100,597	602	2,587,712	1,503,374	2,210,690	1,880,396	6,362,896	3,010
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	127,677	8,895	230,503	100,052	22,207	3,258	174,816	21,254
NCR Brasil Indústria de Equipamentos para Automação S.A. (3)	49.00%	49.00%	52,571	6,689	305,278	30,249	207,894	-	9,601	13,651
Tecnologia Bancária S.A. (3)	24.32%	24.32%	115,433	(8,492)	471,119	1,488,542	511,883	1,035,574	2,225,362	(34,918)
Swiss Re Corporate Solutions Brasil (3) (8)	40.00%	40.00%	345,036	(10,998)	2,110,050	1,479,827	2,509,280	246,060	973,422	(27,494)
Gestora de Inteligência de Crédito S.A. (3)	20.00%	20.00%	59,098	(6,466)	165,299	173,083	42,894	-	13,726	(32,330)
Other (3)	-	-	35,083	33,788	-	-	-	-	-	-
Total investments in associates			6,864,202	1,378,994	83,631,880	29,357,501	73,811,912	16,500,325	21,321,767	4,930,058

Elo Participações S.A. (9)	50.01%	50.01%	1,191,343	288,938	718,623	1,981,596	170,683	8,220	28,938	573,968
Crediare S.A. - Crédito, Financiamento e Investimento	50.00%	50.00%	70,254	12,473	330,042	66,980	161,458	-	136,193	24,946
MPO - Processadora de Pagamentos Móveis S.A.	50.00%	50.00%	-	(30)	2,284	1,696	4,112	-	154	(60)
Total investments in joint ventures			1,261,597	301,381	1,050,949	2,050,272	336,253	8,220	165,285	598,854
Total on December 31, 2018			8,125,799	1,680,375	84,682,829	31,407,773	74,148,165	16,508,545	21,487,052	5,528,912

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	4,832,660	1,219,202	76,403,596	13,151,540	71,020,292	6,833,491	2,561,394	4,056,077
IRB - Brasil Resseguros S.A. (3) (4)	15.23%	15.23%	543,025	182,432	8,512,491	6,124,173	10,138,711	947,514	3,550,438	1,197,846
Fleury S.A. (3) (5)	16.28%	16.28%	692,380	46,791	1,389,026	2,224,500	615,510	1,263,331	2,609,717	287,414
Aquarius Participações S.A.	49.00%	49.00%	263,630	116,070	242,617	532,707	237,305	-	38	236,878
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	105,649	(22,637)	3,588,848	1,283,453	3,565,394	726,468	5,432,770	(113,185)
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	118,781	16,530	285,871	118,394	33,305	8,320	61,185	39,498
NCR Brasil Indústria de Equipamentos para Automação S.A. (3) (8)	49.00%	49.00%	46,039	4,108	221,809	28,788	141,520	-	1,270	8,384
Tecnologia Bancária S.A. (3)	24.32%	24.32%	108,752	10,209	242,480	75,702	590,872	496,090	2,534,235	41,973
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	463,400	(26,437)	2,178,209	1,511,924	2,411,600	437,278	490,079	(66,093)
Gestora de Inteligência de Crédito S.A. (3)	20.00%	20.00%	29,513	(4,642)	118,961	43,253	18,594	-	-	(23,210)
Other (3)	-	-	7,129	2,361	-	-	-	-	-	-
Total investments in associates			7,210,958	1,543,987	93,183,908	25,094,434	88,773,103	10,712,492	17,241,126	5,665,582

Elo Participações S.A.	50.01%	50.01%	978,195	162,070	420,804	1,776,837	96,763	3,967	18,708	324,075
Crediare S.A. - Crédito, Financiamento e Investimento	50.00%	50.00%	68,231	12,393	339,236	119,406	324,764	-	161,107	24,786
MPO - Processadora de Pagamentos Móveis S.A.	50.00%	50.00%	-	(39)	2,198	1,612	2	3,881	227	(78)
Total investments in joint ventures			1,046,426	174,424	762,238	1,897,855	421,529	7,848	180,042	348,783
Total on December 31, 2017			8,257,384	1,718,411	93,946,146	26,992,289	89,194,631	10,720,340	17,421,168	6,014,365

Companies			R$ thousand
Equity interest	Shareholding interest with voting rights		Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	4,108,743	1,204,520	13,699,378	10,654,621	15,004,712	-	392,167	4,007,233
IRB - Brasil Resseguros S.A. (3) (4)	20.51%	20.51%	662,460	132,668	8,484,793	5,828,133	10,238,221	844,876	3,185	646,823
Fleury S.A. (3) (5)	16.39%	16.39%	651,906	17,506	1,343,162	2,021,981	429,411	1,166,607	2,045,898	106,829
Aquarius Participações S.A. (6)	49.00%	49.00%	263,632	73,640	150,233	538,267	150,474	-	-	150,286
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	127,922	1,596	8,187,596	493,325	8,041,309	-	4,243,442	7,980
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	102,251	18,517	247,475	109,390	44,890	-	22,642	44,246
Tecnologia Bancária S.A. (3)	24.32%	24.32%	98,543	71,232	193,546	1,117,398	499,341	406,459	686,800	292,862
NCR Brasil Indústria de Equipamentos para Automação S.A. (3)	49.00%	49.00%	73,789	(7,024)	171,823	27,780	111,755	-	330,985	(14,335)
Empresa Brasileira de Solda Elétrica S.A. (3) (8)	0.00%	0.00%	-	3,168	-	-	-	-	-	-
Total investments in associates			6,089,246	1,515,823	32,478,006	20,790,895	34,520,113	2,417,942	7,725,119	5,241,924

Elo Participações S.A.	50.01%	50.01%	849,355	198,457	352,179	1,596,527	107,627	-	18,879	396,835
Crediare S.A. - Crédito, Financiamento e Investimento	50.00%	50.00%	64,174	8,721	443,978	3,883	317,298	-	164,026	17,442
MPO - Processadora de Pagamentos Móveis S.A.	50.00%	50.00%	3	(49)	3,538	-	3,532	-	256	(98)
Leader S.A. Adm. de Cartões de Crédito (3) (7)	0.00%	0.00%	-	(23,227)	-	-	-	-		-
Total investments in joint ventures			913,532	183,902	799,695	1,600,410	428,457	-	183,161	414,179
Total on December 31, 2016			7,002,778	1,699,725	33,277,701	22,391,305	34,948,570	2,417,942	7,908,280	5,656,103

(1) Revenues from financial intermediation or services;

(2) Brazilian company, services provider related to credit and debit cards and other means of payment. In 2018, the Organization received R$1,204,069 thousand of dividends and interest on capital of this investment. In its financial statements, Cielo S.A. presented R$6,948 thousand of other comprehensive income;

(3) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;

(4) Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;

(5) Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;

(6) In 2018, occurred the partial spin-off and consolidation of Fidelity Processadora S.A., controlled by Aquarius Participações S.A.;

(7) In April 2016, it was consolidated after acquisition of 50% of the company;

(8) In 2018, impairment losses were recorded in "associates and jointly controlled entities" in the amount of R$107,000 thousand. In 2017, it was recorded, in the amount of R$31,868 thousand, on the investment in NCR Brasil S.A. (In 2016, R$37,122 thousand on the investment in EBSE - Empresa Brasileira de Solda Elétrica S.A.); and

(9) Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2018, the Organization received R$38,278 thousand of dividends from this investment. In its financial statements, Elo Participações S.A. presented R$44 thousand of other comprehensive income.

In 2018, with the exception of Cielo S.A., IRB - Brasil Resseguros S.A. (IRB) and Fleury S.A., the other investments mentioned in the table above were not traded regularly on any stock exchange. The market value of these investments totaled R$12,240,547 thousand (2017 - R$22,340,660 thousand). The Organization does not have any contingent liability for investments in Associates, in which it is responsible for, in part or in full.

b)  Changes in associates

	R$ thousand
	2018	2017
Initial balances	8,257,384	7,002,778
Acquisitions (1)	54,019	524,155
Spin-off of associates (2)	(1,175)	(170,006)
Transfer (3)	(338,315)	5,953
Equity in net income of associates	1,680,375	1,718,411
Dividends/Interest on capital	(1,385,537)	(802,662)
Impairment (4)	(107,000)	(31,868)
Other	(33,952)	10,623
At the end of the year	8,125,799	8,257,384

 (1) In 2017, it includes the acquisition of interest in (i) Swiss Re Corporate Solutions Brasil; and in (ii) GIC - Gestora de Inteligência de Crédito;

(2) In 2017, there was partial sale of the IRB;

(3) In 2018, the partial spin-off and consolidation of Fidelity Processadora S.A., controlled by Aquarius Participações S.A.; and

(4) In 2018, there were losses on impairment in associates, in the amount of R$107,000 thousand (2017 - R$31,868 thousand).